SEGMENT INFORMATION - Contributions by Reportable Segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Employee benefits expense	£ 7,083	£ 7,761	£ 8,137
Goodwill impairment	641	237	63
Reportable Segments | Operating Segments
Disclosure of operating segments [line items]
Employee benefits expense	7,083	7,761	8,137
Depreciation and amortisation	386	401	447
Goodwill impairment	641	237	63
Reportable Segments | Global Integrated Agencies | Increase (decrease) due to changes In reportable segments
Disclosure of operating segments [line items]
Employee benefits expense	81	71
Depreciation and amortisation	3	4
Goodwill impairment	0	0
Reportable Segments | Global Integrated Agencies | Operating Segments
Disclosure of operating segments [line items]
Employee benefits expense	6,024	6,401	6,491
Depreciation and amortisation	335	331	361
Goodwill impairment	574	158	40
Reportable Segments | Public Relations | Operating Segments
Disclosure of operating segments [line items]
Employee benefits expense	474	761	821
Depreciation and amortisation	17	35	40
Goodwill impairment	1	12	0
Reportable Segments | Specialist Agencies | Operating Segments
Disclosure of operating segments [line items]
Employee benefits expense	585	599	825
Depreciation and amortisation	34	35	46
Goodwill impairment	£ 66	£ 67	£ 23